Segment information - Reportable Segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2018 INR (₨) segment	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Segment Information
Revenue	$ 188,121	₨ 12,248,513	₨ 9,356,813	₨ 8,345,234
Service cost	(75,730)	(4,930,757)	(4,179,486)	(4,164,352)
Segment results		7,317,756	5,177,327	4,180,882
Other income	1,382	90,001	25,282	26,662
Unallocated expenses		(10,342,290)	(6,790,437)	(5,178,758)
Operating loss (before depreciation and amortization)		(2,934,533)	(1,587,828)	(971,214)
Finance cost	(2,351)	(153,056)	(149,863)	(111,973)
Depreciation and amortisation expense	(6,537)	(425,600)	(275,587)	(233,703)
Finance income	1,412	91,912	139,158	95,072
Share of loss of joint venture	(162)	(10,559)	(9,441)	(11,802)
Change in fair value of warrants	(8,651)	(563,253)	230,111	(3,167)
Listing and related expenses			(4,242,526)
Loss before taxes	(61,360)	(3,995,089)	(5,895,976)	(1,236,787)
Tax expense	(874)	(56,887)	(40,987)	(6,515)
Loss for the year	$ (62,234)	₨ (4,051,976)	(5,936,963)	(1,243,302)
Air Ticketing
Segment Information
Number of reportable segments | segment	1	1
Revenue		₨ 5,012,931	3,656,976	2,876,688
Segment results		₨ 5,012,931	3,656,976	2,876,688
Hotels and Packages
Segment Information
Number of reportable segments | segment	1	1
Revenue		₨ 6,628,236	5,326,414	5,225,136
Service cost		(4,930,757)	(4,179,486)	(4,164,352)
Segment results		1,697,479	1,146,928	1,060,784
Others
Segment Information
Revenue		607,346	373,423	243,410
Segment results		₨ 607,346	₨ 373,423	₨ 243,410